Financial Instruments and Derivative Contracts - Net Carrying Amount of Held to Maturity Investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Schedule of Held-to-maturity Securities [Line Items]
Short-term investments	$ 581	[1],[2]	$ 973	[1],[2]
Cash	1,169		1,284
Cash and cash equivalents	5,780	[1]	9,454	[1]	542	755
Time Deposits [Member] | Remaining maturities from 1 to 90 days [Member]
Schedule of Held-to-maturity Securities [Line Items]
Short-term Investments, Carrying Amount	349		302
Cash & Cash Equivalents, Carrying Amount	4,318		6,154
Time Deposits [Member] | Remaining maturities from 91 to 180 days [Member]
Schedule of Held-to-maturity Securities [Line Items]
Short-term Investments, Carrying Amount			69
Commercial Paper [Member] | Remaining maturities from 1 to 90 days [Member]
Schedule of Held-to-maturity Securities [Line Items]
Short-term Investments, Carrying Amount	232		525
Cash & Cash Equivalents, Carrying Amount	293		1,566
Government Obligations [Member] | Remaining maturities from 1 to 90 days [Member]
Schedule of Held-to-maturity Securities [Line Items]
Short-term Investments, Carrying Amount			77
Cash & Cash Equivalents, Carrying Amount			$ 450

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.
[2]	Includes marketable securities of: $ 232 602